Significant Transactions Schedule of Financial Results of Subsidiary's Operations included in the Consolidated Statement of Comprehensive (Loss) Income (Details) (Clearwire Acquisition [Member], Clearwire [Member], USD $)
In Millions, unless otherwise specified
6 Months Ended
Dec. 31, 2013
Clearwire Acquisition [Member] | Clearwire [Member]
Business Acquisition [Line Items]
Net operating revenues	$ 340
Net loss	$ (1,017)